Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)
1
COMMON STOCKS - LONG — 103.57% Shares Fair Value
Communications — 5.02%
Alphabet, Inc., Class A 3,500 $ 1,120,630
Netflix, Inc.
(a)
15,000 1,613,700
Reddit, Inc., Class A
(a)
5,000 1,082,350
Walt Disney Co. (The) 7,500 783,525
4,600,205
Consumer Discretionary — 10.81%
Alibaba Group Holding Ltd. - ADR
(b)
10,000 1,573,000
Amazon.com, Inc.
(a) (b)
10,000 2,332,200
Domino's Pizza, Inc. 1,000 419,630
Expedia Group, Inc. 3,500 894,915
Home Depot, Inc. (The) 3,000 1,070,760
Nike, Inc., Class B 12,500 807,875
Urban Outfitters, Inc.
(a)
7,500 555,525
Wynn Resorts Ltd. 17,500 2,251,900
9,905,805
Energy — 1.48%
TechnipFMC PLC
(b)
30,000 1,357,800
Financials — 13.19%
BlackRock, Inc.
(b)
1,500 1,570,950
Charles Schwab Corp. (The) 25,500 2,364,615
JPMorgan Chase & Co. 6,500 2,035,020
Moody's Corp. 3,000 1,472,340
Morgan Stanley
(b)
16,000 2,714,560
Robinhood Markets, Inc., Class A
(a)
15,000 1,927,350
12,084,835
Health Care — 8.44%
AtriCure Inc.
(a)
30,000 1,083,600
Edwards LifeSciences Corp.
(a)
15,000 1,300,050
Intuitive Surgical, Inc.
(a)
1,750 1,003,590
Medtronic PLC 5,000 526,650
Qiagen NV 35,000 1,671,250
Teva Pharmaceutical Industries Ltd. - ADR
(a)
80,000 2,151,200
7,736,340
Industrials — 16.29%
3M Co. 7,500 1,290,375
Boeing Co. (The)
(a) (b)
10,000 1,890,000
Cognex Corp.
(b)
50,000 1,905,000
Comfort Systems USA, Inc.
(b)
2,000 1,953,880
Deere & Co. 2,500 1,161,225
Eaton Corp. PLC
(b)
7,000 2,421,230
Flowserve Corp. 15,000 1,070,250
LegalZoom.com, Inc.
(a)
125,000 1,166,250
Vertiv Holdings Co., Class A
(b)
11,500 2,066,895
14,925,105
Materials — 5.49%
Agnico Eagle Mines Ltd. 10,000 1,744,300

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
2
COMMON STOCKS - LONG — 103.57% - continued Shares Fair Value
Materials — 5.49% - continued
Cameco Corp. 25,000 $ 2,212,750
Rio Tinto PLC - ADR 15,000 1,079,250
5,036,300
Technology — 42.85%
Ambarella, Inc.
(a)
15,000 1,112,700
Analog Devices, Inc.
(b)
8,000 2,122,720
Apple, Inc.
(b)
7,000 1,951,950
Broadcom, Inc. 6,000 2,417,760
Celestica, Inc.
(a) (b)
6,000 2,066,460
Ciena Corp.
(a)
5,000 1,021,050
Cisco Systems, Inc. 10,000 769,400
Coherent Corp.
(a) (b)
12,500 2,053,250
Dell Technologies, Inc., Class C 12,500 1,666,875
DocuSign, Inc.
(a)
10,000 693,500
Fabrinet
(a)
4,500 2,067,345
Freshworks, Inc., Class A
(a)
70,000 849,800
IonQ, Inc.
(a)
40,000 1,972,000
KLA Corp. 1,000 1,175,470
Micron Technology, Inc. 2,500 591,200
Microsoft Corp. 3,000 1,476,030
Monolithic Power Systems, Inc. 2,500 2,320,425
Nvidia Corp.
(b)
10,000 1,770,000
Palantir Technologies, Inc., Class A
(a)
5,000 842,250
Palo Alto Networks, Inc.
(a)
10,000 1,901,300
Qualcomm, Inc. 7,500 1,260,675
RingCentral, Inc., Class A
(a)
50,000 1,412,000
Salesforce, Inc. 10,000 2,305,400
Snowflake, Inc., Class A
(a)
6,000 1,507,440
Twilio, Inc., Class A
(a)
15,000 1,945,350
39,272,350
Total Common Stocks - Long (Cost $79,437,052) 94,918,740
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 2.35%
PURCHASED PUT OPTIONS — 1.73%
Invesco QQQ Trust Series 1   250 $ 15,481,250 $ 550.00 12/22/2025 $ 21,250
Invesco QQQ Trust Series 1   500 30,962,500 600.00 12/22/2025 258,000
Invesco QQQ Trust Series 1   500 30,962,500 611.00 12/22/2025 462,500
iShares Russell 2000 ETF   750 18,656,250 245.00 12/22/2025 270,000
SPDR® S&P 500® ETF Trust   250 17,084,750 622.00 12/22/2025 20,750
SPDR® S&P 500® ETF Trust   500 34,169,500 663.00 12/22/2025 190,000
SPDR® S&P 500® ETF Trust   500 34,169,500 676.00 12/22/2025 365,000
Total Purchased Put Options (Cost $2,604,055) 1,587,500
PURCHASED CALL OPTIONS — 0.62%
Amazon.com, Inc. 100 $ 2,332,200 $ 235.00 12/22/2025 $ 59,000

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
3
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 2.35% - continued
PURCHASED CALL OPTIONS — 0.62% - continued
Amazon.com, Inc. 125 $ 2,915,250 $ 240.00 12/22/2025 $ 48,500
Apple, Inc. 300 8,365,500 275.00 12/22/2025 245,100
Microsoft Corp. 100 4,920,100 485.00 12/22/2025 148,500
Microsoft Corp. 150 7,380,150 515.00 12/22/2025 39,000
Oracle Corp. 150 3,029,250 250.00 12/22/2025 26,700
Total Purchased Call Options (Cost $754,781) 566,800
Total Purchased Options (Cost $3,358,836) 2,154,300
Total Investments — 105.92%
    (Cost $82,795,888) 97,073,040
Liabilities in Excess of Other Assets — (5.92)% (5,429,050)
NET ASSETS — 100.00% $ 91,643,990
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on November 30, 2025 was $14,427,668.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
November 30, 2025 (Unaudited)
4
COMMON STOCKS - SHORT — (10.02)% Shares Fair Value
Communications - (1.47)%
Maplebear, Inc.
(a)
(25,000) $ (1,050,250)
Spotify Technology SA
(a)
(500) (299,435)
(1,349,685)
Consumer Discretionary - (3.09)%
Airbnb, Inc., Class A
(a)
(2,500) (292,475)
Carvana Co.
(a)
(3,250) (1,217,125)
Dick's Sporting Goods, Inc. (1,500) (309,855)
Live Nation Entertainment, Inc.
(a)
(1,000) (131,450)
Royal Caribbean Group (1,500) (399,375)
SharkNinja, Inc.
(a)
(5,000) (487,850)
(2,838,130)
Consumer Staples - (0.04)%
Hims & Hers Health, Inc.
(a)
(1,000) (39,760)
Financials - (4.47)%
Ally Financial, Inc. (10,000) (413,000)
Apollo Asset Management, Inc., Class A (6,500) (857,025)
Ares Management Corp., Class A (7,500) (1,176,375)
Blue Owl Capital, Inc. (30,000) (450,000)
Jefferies Financial Group, Inc. (7,500) (431,700)
OneMain Holdings, Inc. (12,500) (775,375)
(4,103,475)
Health Care - (0.56)%
HCA Healthcare, Inc. (1,000) (508,290)
Technology - (0.39)%
Affirm Holdings, Inc., Class A
(a)
(5,000) (354,750)
Total Common Stocks - Short (Proceeds Received $8,949,879) (9,194,090)
Total Securities Sold Short —   (10.02)% (Proceeds Received $8,949,879 ) $ (9,194,090)
(a) Non-income producing security.